Reporting And Accounting Policies	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Reporting And Accounting Policies
REPORTING AND ACCOUNTING POLICIES
Nature of Operations  The Progressive Corporation, an insurance holding company formed in 1965, had 53 subsidiaries, one mutual insurance company affiliate, and one limited partnership investment affiliate (collectively the “subsidiaries”) as of December 31, 2014. Our insurance subsidiaries and mutual company affiliate (collectively the Progressive Group of Insurance Companies) provide personal and commercial automobile insurance and other specialty property-casualty insurance and related services. Our Personal Lines segment writes insurance for personal autos and recreational vehicles through both an independent insurance agency channel and a direct channel. Our Commercial Lines segment writes primary liability and physical damage insurance for automobiles and trucks owned and/or operated predominantly by small businesses through both the independent agency and direct channels. We operate our businesses throughout the United States; we also sell personal auto physical damage and property damage liability insurance via the Internet in Australia.
Basis of Consolidation and Reporting  The accompanying consolidated financial statements include the accounts of The Progressive Corporation, its wholly owned subsidiaries, and its affiliates, in which we have a controlling financial interest. All intercompany accounts and transactions are eliminated in consolidation.
Estimates  We are required to make estimates and assumptions when preparing our financial statements and accompanying notes in conformity with accounting principles generally accepted in the United States of America (GAAP). As estimates develop into fact (e.g., losses are paid), results may, and will likely, differ from those estimates.
Investments  Our fixed-maturity securities, equity securities, and short-term investments are accounted for on an available-for-sale basis. See Note 2 – Investments for details regarding the composition of our investment portfolio.
Fixed-maturity securities include debt securities and redeemable preferred stocks, which may have fixed or variable principal payment schedules, may be held for indefinite periods of time, and may be used as a part of our asset/liability strategy or sold in response to changes in interest rates, anticipated prepayments, risk/reward characteristics, liquidity needs, or other economic factors. These securities are carried at fair value with the corresponding unrealized gains (losses), net of deferred income taxes, reported in accumulated other comprehensive income. Fair values are obtained from recognized pricing services or are quoted by market makers and dealers, with limited exceptions discussed in Note 3 – Fair Value.
Included in the fixed-maturity portfolio are asset-backed securities. The asset-backed securities are generally accounted for under the retrospective method. The retrospective method recalculates yield assumptions (based on changes in interest rates or cash flow expectations) historically to the inception of the investment holding period, and applies the required adjustment, if any, to the cost basis, with the offset recorded to investment income. The prospective method is used primarily for interest-only securities, non-investment-grade asset-backed securities, and certain asset-backed securities with sub-prime loan exposure or where there is a greater risk of non-performance and where it is possible the initial investment may not be substantially recovered. The prospective method requires a calculation of expected future repayments and resets the yield to allow for future period adjustments; no current period impact to investment income or the security’s cost is made based on the cash flow update. Prepayment assumptions are based on market expectations and are updated quarterly.
Equity securities include common stocks, nonredeemable preferred stocks, and other risk investments, and are reported at fair values. Changes in fair value of these securities, net of deferred income taxes, are reflected as unrealized gains (losses) in accumulated other comprehensive income. To the extent we hold any foreign equities or foreign currency hedges, any change in value due to exchange rate fluctuations would be limited by foreign currency hedges, if any, and would be recognized in income in the current period.
Short-term investments may include Eurodollar deposits, commercial paper, repurchase transactions, and other securities expected to mature within one year. In addition, short-term investments can include auction rate securities (i.e., certain municipal bonds and preferred stocks). Due to the nature of auction rate securities, these securities are classified as short-term based upon their expected auction date (generally 7-49 days) rather than on their contractual maturity date (which is greater than one year at original issuance). In the event that an auction fails, the security may need to be reclassified from short-term. Changes in fair value of these securities, net of deferred income taxes, are reflected as unrealized gains (losses) in accumulated other comprehensive income.
Trading securities are securities bought principally for the purpose of sale in the near term. To the extent we have trading securities, changes in fair value would be recognized in income in the current period. Derivative instruments, which may be used for trading purposes or classified as trading derivatives due to the characteristics of the transaction, are discussed below.
Derivative instruments may include futures, options, forward positions, foreign currency forwards, interest rate swap agreements, and credit default swaps and may be used in the portfolio for general investment purposes or to hedge the exposure to:

•	Changes in fair value of an asset or liability (fair value hedge),

•	Foreign currency of an investment in a foreign operation (foreign currency hedge), or

•	Variable cash flows of a forecasted transaction (cash flow hedge).
To the extent we have derivatives held for general investment purposes, these derivative instruments are recognized as either assets or liabilities and measured at fair value, with changes in fair value recognized in income as a component of net realized gains (losses) on securities during the period of change.
Derivatives designated as hedges are required to be evaluated on established criteria to determine the effectiveness of their correlation to, and ability to reduce the designated risk of, specific securities or transactions. Effectiveness is required to be reassessed regularly. Hedges that are deemed to be effective would be accounted for as follows:

•	Fair value hedge: changes in fair value of the hedge, as well as the hedged item, would be recognized in income in the period of change while the hedge is in effect.

•
Foreign currency hedge:  changes in fair value of the hedge, as well as the hedged item, would be reflected as a change in translation adjustment as part of accumulated other comprehensive income. Gains and losses on the foreign currency hedge would offset the foreign exchange gains and losses on the foreign investment as they are recognized into income.

•
Cash flow hedge:  changes in fair value of the hedge would be reported as a component of accumulated other comprehensive income and subsequently amortized into earnings over the life of the hedged transaction.

If a hedge is deemed to become ineffective or discontinued, the following accounting treatment would be applied:

•
Fair value hedge:  the derivative instrument would continue to be adjusted through income, while the adjustment in the change in value of the hedged item would be reflected as a change in unrealized gains (losses) as part of accumulated other comprehensive income.

•
Foreign currency hedge:  changes in the value of the hedged item would continue to be reflected as a change in translation adjustment as part of accumulated other comprehensive income, but the derivative instrument would be adjusted through income for the current period.

•	Cash flow hedge: changes in fair value of the derivative instrument would be reported in income for the current period.
For all derivative positions, net cash requirements are limited to changes in fair values, which may vary resulting from changes in interest rates, currency exchange rates, and other factors. Exposure to credit risk is limited to the carrying value; collateral may be required to limit credit risk. We have elected not to offset fair value amounts that arise from derivative positions with the same counterparty under a master netting arrangement.
Investment securities are exposed to various risks such as interest rate, market, credit, and liquidity risk. Fair values of securities fluctuate based on the nature and magnitude of changing market conditions; significant changes in market conditions could materially affect the portfolio’s value in the near term. We regularly monitor our portfolio for price changes, which might indicate potential impairments, and perform detailed reviews of securities with unrealized losses. In such cases, changes in fair value are evaluated to determine the extent to which such changes are attributable to: (i) fundamental factors specific to the issuer, such as financial condition, business prospects, or other factors, (ii) market-related factors, such as interest rates or equity market declines, or (iii) credit-related losses, where the present value of cash flows expected to be collected are lower than the amortized cost basis of the security.

We analyze our debt securities that are in a loss position to determine if we intend to sell, or if it is more likely than not that we will be required to sell, the security prior to recovery and, if so, we write down the security to its current fair value, with the entire amount of the write-down recorded to earnings. To the extent that it is more likely than not that we will hold the debt security until recovery (which could be maturity), we determine if any of the decline in value is due to a credit loss (i.e., where the present value of future cash flows expected to be collected is lower than the amortized cost basis of the security) and, if so, we recognize that portion of the impairment as a component of net realized gains (losses) in the comprehensive income statement, with the difference (i.e., non-credit related impairment) recognized as part of our net unrealized gains (losses) in accumulated other comprehensive income. When an equity security (common equity and nonredeemable preferred stock) in our investment portfolio has an unrealized loss in fair value that is deemed to be other-than-temporary, we reduce the book value of such security to its current fair value, recognizing the decline as a realized loss in the comprehensive income statement. Any future changes in fair value, either increases or decreases, are reflected as changes in unrealized gains (losses) as part of accumulated other comprehensive income.

Investment income consists of interest, dividends, and amortization. In addition to the discussion above for asset-backed securities, interest is recognized on an accrual basis using the effective yield method. Depending on the nature of the equity instruments, dividends are recorded at either the ex-dividend date or on an accrual basis.
Realized gains (losses) on securities are computed based on the first-in first-out method and include write-downs on available-for-sale securities considered to have other-than-temporary declines in fair value (excluding non-credit related impairments), as well as holding period valuation changes on derivatives, trading securities, and hybrid instruments (e.g., securities with embedded options, where the option is a feature of the overall change in the value of the instrument).
Insurance Premiums and Receivables  Insurance premiums written are earned into income on a pro rata basis over the period of risk, based on a daily earnings convention. Accordingly, unearned premiums represent the portion of premiums written that are applicable to the unexpired risk. We provide insurance and related services to individuals and small commercial accounts and offer a variety of payment plans. Generally, premiums are collected prior to providing risk coverage, minimizing our exposure to credit risk. We perform a policy level evaluation to determine the extent to which the premiums receivable balance exceeds the unearned premiums balance. We then age this exposure to establish an allowance for doubtful accounts based on prior experience.
Deferred Acquisition Costs  Deferred acquisition costs include commissions, premium taxes, and other variable underwriting and direct sales costs incurred in connection with the successful acquisition or renewal of insurance contracts. These acquisition costs are deferred and amortized over the policy period in which the related premiums are earned. We consider anticipated investment income in determining the recoverability of these costs. Management believes that these costs will be fully recoverable in the near term.
We do not defer any advertising costs. Total advertising costs, which are expensed as incurred, for the years ended December 31, were:

(millions)	Advertising Costs
2014	$681.8
2013	619.3
2012	546.8

Loss and Loss Adjustment Expense Reserves  Loss reserves represent the estimated liability on claims reported to us, plus reserves for losses incurred but not recorded (IBNR). These estimates are reported net of amounts estimated to be recoverable from salvage and subrogation. Loss adjustment expense reserves represent the estimated expenses required to settle these claims and losses. The methods of making estimates and establishing these reserves are reviewed regularly, and resulting adjustments are reflected in income in the current period. Such loss and loss adjustment expense reserves are susceptible to change in the near term.
Reinsurance  Our reinsurance transactions primarily include premiums ceded to state-provided reinsurance facilities (e.g., Michigan Catastrophic Claims Association and North Carolina Reinsurance Facility) and premiums written under state-mandated involuntary plans for commercial vehicles (Commercial Auto Insurance Procedures/Plans – “CAIP”). Prepaid reinsurance premiums are earned on a pro rata basis over the period of risk, based on a daily earnings convention, which is consistent with premiums written. See Note 7 – Reinsurance for further discussion.

Income Taxes  The income tax provision is calculated under the balance sheet approach. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal items giving rise to such differences are investment securities (e.g., net unrealized gains (losses), write-downs on securities determined to be other-than-temporarily impaired, and derivative instruments), loss and loss adjustment expense reserves, unearned premiums reserves, deferred acquisition costs, property and equipment, and non-deductible accruals. We review our deferred tax assets regularly for recoverability. See Note 5 – Income Taxes for further discussion.
Property and Equipment  Property and equipment are recorded at cost, less accumulated depreciation, and include capitalized software developed or acquired for internal use. Depreciation is recognized over the estimated useful lives of the assets using accelerated methods for computer equipment and the straight-line method for all other fixed assets. The useful life for computer equipment and laptop computers is 3 years. The useful lives range from 7 to 40 years for buildings, improvements, and integrated components and 3 to 15 years for all other property and equipment. Land and buildings comprised 77% and 76% of total property and equipment at December 31, 2014 and 2013, respectively.
During 2014, decisions were made to sell one property originally purchased for a future Service Center site. At December 31, 2014, included in other assets in the consolidated balance sheets is $8.7 million of "held for sale" property, which represents the fair value of this property less the estimated costs to sell.
Total capitalized interest, which primarily relates to capitalized software projects, for the years ended December 31, was:

(millions)	Capitalized Interest
2014	$1.3
2013	0.8
2012	0.3

Guaranty Fund Assessments  We are subject to state guaranty fund assessments, which provide for the payment of covered claims or other insurance obligations of insurance companies deemed insolvent. These assessments are accrued after a formal determination of insolvency has occurred, and we have written the premiums on which the assessments will be based.
Fees and Other Revenues  Fees and other revenues primarily represent fees collected from policyholders relating to installment charges in accordance with our bill plans, as well as late payment and insufficient funds fees. Other revenues may include revenue from the sale of tax credits, rental income, and other revenue transactions.
Service Revenues and Expenses  Our service businesses provide insurance-related services. Service revenues generated from processing business for involuntary CAIP plans are earned on a pro rata basis over the term of the related policies. Service expenses related to these CAIP plans include acquisition expenses, which are deferred and amortized over the period in which the related revenues are earned. Other service business revenues and expenses are recorded in the period in which they are earned or incurred.

Equity-Based Compensation  We currently issue time-based and performance-based restricted stock unit awards to key members of management as our form of equity compensation, and time-based restricted stock awards to non-employee directors. Prior to 2010, we issued restricted stock awards, instead of restricted stock unit awards, to employees. Collectively, we refer to these awards as “restricted equity awards.” We currently do not issue stock options as a form of equity compensation, and no such awards remain outstanding. Compensation expense for time-based restricted equity awards with installment vesting is recognized over each respective vesting period. For performance-based restricted equity awards, compensation expense is recognized over the respective estimated vesting periods. Dividend equivalent units are credited to outstanding restricted units awards, both time-based and performance-based, at the time a dividend is paid to shareholders.
We record an estimate for expected forfeitures of restricted equity awards based on our historical forfeiture rates. In addition, we shorten the vesting periods of certain restricted equity awards based on the “qualified retirement” provisions in our incentive compensation plans, under which (among other provisions) the vesting of 50% of outstanding time-based restricted equity awards will accelerate upon retirement if the participant is 55 years of age or older and satisfies certain years-of-service requirements. For time-based awards granted after February 2013, we modified our "qualified retirement" provisions to vest and distribute 50% of the unvested portion of the award upon reaching eligibility for a qualified retirement and shortly after the grant date for each subsequent award.
The total compensation expense recognized for our equity-based compensation for the years ended December 31, was:

(millions)	2014	2013	2012
Pretax expense	$51.4	$64.9	$63.4
Tax benefit	18.0	22.7	22.2

The decrease in expense for 2014 reflects adjustments recorded to our performance-based equity awards based on current estimates of the level of performance expected to be reached.
Net Income Per Share  Basic net income per share is computed using the weighted average number of common shares outstanding during the reporting period, excluding unvested time-based and performance-based restricted equity awards that are subject to forfeiture. Diluted net income per share includes common stock equivalents assumed outstanding during the period. Our common stock equivalents include the incremental shares assumed to be issued for:

•	earned but unvested time-based restricted equity awards, and

•	certain unvested performance-based restricted equity awards that satisfied contingency conditions for common stock equivalents during the period.
Supplemental Cash Flow Information  Cash includes only bank demand deposits. Non-cash activity includes declared but unpaid dividends. For the years ended December 31, we paid the following:

(millions)	2014	2013	2012
Income taxes	$515.0	$497.0	$389.1
Interest	116.0	122.3	135.0

New Accounting Standards In May 2014, the Financial Accounting Standards Board (FASB) issued an accounting standard update (ASU) related to the accounting for revenue from contracts with customers. This standard is intended to help reduce diversity in practice and enhance comparability between entities related to revenue recognition and is effective for fiscal years beginning after December 15, 2016 (2017 for calendar-year companies). Since the accounting for insurance contracts is outside of the scope of this ASU, we do not expect this standard to have a significant impact on our financial condition, cash flows, or results of operations.
In June 2014, the FASB issued an ASU related to the accounting for share-based payments when the terms of an employee award can be achieved after the requisite service period. To the extent an equity award contains provisions that permit an employee who leaves the company before the performance targets are reached to receive some or all of the benefits of the award if and as the award later vests, this standard requires companies to recognize the compensation cost during the employee's remaining service period. This standard is effective for fiscal years beginning after December 15, 2015 (2016 for calendar-year companies). We plan to adopt this standard prospectively.  Although this standard may require an acceleration of the expense recognition of our share-based payment awards, we do not expect it to have a significant impact on our financial condition, cash flows, or results of operations.
In June 2014, the FASB also issued an ASU related to repurchase-to-maturity transactions, repurchase financings, and related disclosures. The intent is to clarify that repurchase-to-maturity transactions must be accounted for and disclosed as secured borrowings, rather than potentially accounted for as sales, as permissible under certain circumstances in the previous guidance. This guidance is effective for annual and interim periods after December 15, 2014 (2015 for calendar-year companies). We do not typically engage in these type of transactions; therefore, we do not expect this standard to have a significant impact on our financial condition, cash flows, or results of operations.